Accrued Liabilities	12 Months Ended
Jun. 30, 2022
Accrued Liabilities, Current [Abstract]
Accrued Liabilities
Note 7. Accrued Liabilities
Accrued liabilities consisted of the following, in thousands:

	June 30,
	2022	2021
Accrued pre-clinical and clinical trial expenses	$5,264	$4,004
Accrued compensation and benefits	4,346	3,513
Accrued legal and professional services expenses	1,036	813
Other	174	72

Total accrued liabilities	$10,820	$8,402